Restatement (Unaudited) - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows (Used In) Provided By Operating Activities:
Net (loss) income	$ (6,377)	$ 3,351	$ 1,195	$ (1,334)	$ (139)	$ (13,338)	$ 3,212	$ (6,844)	$ 4,167
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of deferred financing costs				136	272	558	435	615	598
Amortization of intangible assets	500	500		489	977	1,465	1,465	1,954	1,954
Reduction in carrying amount of right-of-use assets				42	85	115	124	164	137
Depreciation and amortization of property, equipment and software	67	64		57	121	205	185	253	34
Stock-based compensation				94	304	811	546	706	154
Deferred income tax expense				(74)	(6)	6,132	82	568	105
Loss on early termination of line of credit	0	0		300	300	0	300	300
Provision for credit losses/bad debt expense, net of recoveries					52	36	98	369	10
Changes in operating assets and liabilities:
Accounts receivable				7,304	(3,326)	30,884	(28,381)	(11,275)	(18,500)
Prepaid expenses and other assets				(242)	(257)	(394)	(524)	201	307
Accounts payable				(3,909)	5,662	(27,474)	27,326	16,231	10,966
Accrued liabilities and tax receivable agreement payable				(150)	(944)	(1,471)	(753)	(8)	2,618
Income taxes payable				8	(152)	65	(61)	(140)	174
Deferred revenues				403	404	595	497	(166)	(801)
Operating lease liability				(24)	(48)	(83)	(70)	(92)	(98)
Related party payable					(251)				(71)
Net cash provided by operating activities				3,100	3,054	(7,095)	4,481	2,558	2,064
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment				(48)	(137)	(17)	(137)	(178)	(688)
Net cash used in investing activities				(48)	(137)	(17)	(137)	(178)	(688)
Cash Flows Provided by (Used In) Financing Activities:
Payments on term loan				(164)	(328)	(373)	(491)	(677)	(576)
Payment of deferred financing costs				(228)	(228)	0	(442)	(576)	(525)
Proceeds from warrants exercised				12	12	215	12	122
Distributions to members							(1,988)
Distributions to holders of LLC Units					(752)			(3,185)	(1,693)
Net cash provided by (used in) financing activities				(380)	(1,296)	6,083	(2,909)	(1,311)	(2,013)
Net (decrease) increase in cash and cash equivalents				2,672	1,621	(1,029)	1,435	1,069	(637)
Cash and cash equivalents, beginning of the period		5,668	6,719	4,047	4,047	5,116	4,047	4,047	4,684
Cash and cash equivalents, end of the period	$ 4,087	5,482	5,668	6,719	5,668	4,087	5,482	5,116	4,047
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes					349	263	349	361	47
Cash paid for interest				879	1,769	3,472	2,667	3,736	2,568
Non-cash Financing Activities:
Accrual of warrant redemption liability						$ 0	3,540
Issuance related to vesting of restricted stock units, net of tax withholdings							90
As Previously Reported
Cash Flows (Used In) Provided By Operating Activities:
Net (loss) income		3,351	1,195	(1,334)	(139)		3,212
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of deferred financing costs				136	272		435
Amortization of intangible assets				489	977		1,465
Reduction in carrying amount of right-of-use assets				42	85		124
Depreciation and amortization of property, equipment and software				57	121		185
Stock-based compensation				94	304		546
Deferred income tax expense				(74)	(6)		82
Payment on tax receivable agreement				(46)	(46)		(46)
Loss on early termination of line of credit				300	300		300
Provision for credit losses/bad debt expense, net of recoveries					52		98
Changes in operating assets and liabilities:
Accounts receivable				7,304	(3,326)		(28,381)
Prepaid expenses and other assets				(242)	(257)		(524)
Accounts payable				(3,909)	5,662		27,326
Accrued liabilities and tax receivable agreement payable				(40)	(769)		(513)
Income taxes payable				8	(152)		(61)
Deferred revenues				403	404		497
Operating lease liability				(24)	(48)		(70)
Related party payable					(251)
Net cash provided by operating activities				3,164	3,183		4,675
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment				(48)	(137)		(137)
Net cash used in investing activities				(48)	(137)		(137)
Cash Flows Provided by (Used In) Financing Activities:
Payments on term loan				(164)	(328)		(491)
Payments of litigation settlement				(64)	(129)		(194)
Payment of deferred financing costs				(228)	(228)		(442)
Proceeds from warrants exercised				12	12		12
Distributions to members							(1,988)
Distributions to holders of LLC Units					(752)
Net cash provided by (used in) financing activities				(444)	(1,425)		(3,103)
Net (decrease) increase in cash and cash equivalents				2,672	1,621		1,435
Cash and cash equivalents, beginning of the period		5,668	6,719	4,047	4,047		4,047	4,047
Cash and cash equivalents, end of the period		5,482	$ 5,668	6,719	5,668		5,482		4,047
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes					349		349
Cash paid for interest				879	1,769		2,667
Non-cash Financing Activities:
Issuance related to vesting of restricted stock units, net of tax withholdings							90
Restatement Adjustments
Non-cash Financing Activities:
Accrual of warrant redemption liability							3,540
As Restated
Cash Flows (Used In) Provided By Operating Activities:
Net (loss) income							3,212
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Amortization of deferred financing costs							435
Amortization of intangible assets							1,465
Reduction in carrying amount of right-of-use assets							124
Depreciation and amortization of property, equipment and software							185
Stock-based compensation							546
Deferred income tax expense							82
Payment on tax receivable agreement							(46)
Loss on early termination of line of credit							300
Provision for credit losses/bad debt expense, net of recoveries							98
Changes in operating assets and liabilities:
Accounts receivable							(28,381)
Prepaid expenses and other assets							(524)
Accounts payable							27,326
Accrued liabilities and tax receivable agreement payable							(513)
Income taxes payable							(61)
Deferred revenues							497
Operating lease liability							(70)
Net cash provided by operating activities							4,675
Cash Flows Used In Investing Activities:
Cash paid for capitalized software and property and equipment							(137)
Net cash used in investing activities							(137)
Cash Flows Provided by (Used In) Financing Activities:
Payments on term loan							(491)
Payments of litigation settlement							(194)
Payment of deferred financing costs							(442)
Proceeds from warrants exercised							12
Distributions to members							(1,988)
Net cash provided by (used in) financing activities							(3,103)
Net (decrease) increase in cash and cash equivalents							1,435
Cash and cash equivalents, beginning of the period				4,047	4,047		4,047	4,047
Cash and cash equivalents, end of the period		$ 5,482					5,482		$ 4,047
Supplemental Disclosure of Cash Flow Information:
Cash paid for taxes							349
Cash paid for interest							2,667
Non-cash Financing Activities:
Accrual of warrant redemption liability							3,540
Issuance related to vesting of restricted stock units, net of tax withholdings							$ 90
Immaterial Revisions
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Payment on tax receivable agreement				46	46			46
Changes in operating assets and liabilities:
Accrued liabilities and tax receivable agreement payable				(110)	(175)			(240)
Net cash provided by operating activities				(64)	(129)			(194)
Cash Flows Provided by (Used In) Financing Activities:
Payments of litigation settlement				64	129			194
Net cash provided by (used in) financing activities				$ 64	$ 129			$ 194